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 THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE SECURITIES HOLDINGS
                REPORTED ON THE FORM 13F FILED ON MAY 17, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               --------------

Check here if Amendment [X]; Amendment Number:          2
                                               ------------------------
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Satellite Asset Management, L.P.
Address:        623 Fifth Avenue, 20th Floor
                New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Simon Raykher
Title:          General Counsel
Phone:          (212) 209-2060

Signature, Place, and Date of Signing:


/S/ SIMON RAYKHER              New York, New York               January 7, 2005
----------------------         -----------------------          ---------------
[Signature]                    [City, State]                    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                      ---
Form 13F Information Table Entry Total:                                 4
                                                                      ---
Form 13F Information Table Value Total:                          $253,761
                                                                 --------
                                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                           FORM 13F INFORMATION TABLE
                           SATELLITE ASSET MANAGEMENT
                        FOR QUARTER ENDED MARCH 31, 2004


                      Title                                                                                    Voting Authority
                      of                     Value (x    Shrs or       SH/  Put/  Investment  Other         ----------------
Name of Issuer        Class     CUSIP        $1000)      prn amt       PRN  Call  Discretion  Managers    Sole       Shared  None
--------------        -----     -----        --------    -------       ---  ----  ----------  --------    ----       ------  ----
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL      COM       339030108      64,095     1,427,500    SH            SOLE                  1,427,500
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL     COM       41014S106      26,507       606,700    SH            SOLE                    606,700
SVCS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH      COM       94973H108      14,784       130,000    SH            SOLE                    130,000
NETWORK NEW
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS         COM       00209A106     148,375    10,901,900    SH            SOLE                 10,901,900
SVCS INC
------------------------------------------------------------------------------------------------------------------------------------
REPORT SUMMARY: 4 DATA RECORDS               $253,761